Deposits (Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deposits From Banking Clients [Line Items]
Time deposits	¥ 1,093,238	¥ 1,028,977
Other deposits	305,234	258,403
Total	¥ 1,398,472	¥ 1,287,380